SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Life of Assets at Annual Depreciation Rates
Depreciation is calculated at annual rates as follows:

%

Equipment, computers and systems	33
Leasehold improvements	The shorter of the lease term and the useful life
Lab Equipment	20
Office furniture	20

Schedule of Exchange Rates and Linkage Basis
Data in respect of changes in the CPI and the dollar's exchange rate are as presented as follows:

	The dollar	CPI in Israel
	Exchange rate	Actual CPI	Known CPI
	(NIS to 1 $)	Points	Points
Date of the financial statements
As of December 31, 2017	3.467	113.05	112.93
As of December 31, 2016	3.845	112.6	112.6

Rate of change	Change in %
For the year ended December 31, 2017	(9.83)	0.40	0.30
For the year ended December 31, 2016	(1.46)	(0.20)	(0.30)
For the year ended December 31, 2015	0.33	(1.0)	(1.1)